Earning Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earning Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table shows the computation of basic and diluted earnings per share:

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Net income attributable to common stockholders	783,660	2,593,248	2,765,465

Weighted average basic and diluted shares	3,024,932	3,255,822	3,667,169

Basic and diluted earnings per share	0.26	0.80	0.75